N-4	Apr. 26, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account VA B
Entity Central Index Key	0000859607
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
TA Advisory Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawal	There are no surrender charges.	Annuity Policy Fee Tables and Expense Examples
Transaction Charges
You may be assessed a special service fee.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted form, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.30%	2.30%
	Portfolio Company (fund fees and expenses)[2]	0.11%	0.49%
	Optional Benefit Expenses (if elected)[1]	0.20%
	1 As a percentage of average Policy Value.
	2 As a percentage of Portfolio Company assets.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy.

	Lowest Annual Cost $422	Highest Annual Cost $1,012
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal	There are no surrender charges.	Annuity Policy Fee Tables and Expense Examples

Transaction Charges [Text Block]
Transaction Charges
You may be assessed a special service fee.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted form, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.30%	2.30%
	Portfolio Company (fund fees and expenses)[2]	0.11%	0.49%
	Optional Benefit Expenses (if elected)[1]	0.20%
	1 As a percentage of average Policy Value.
	2 As a percentage of Portfolio Company assets.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy.

	Lowest Annual Cost $422	Highest Annual Cost $1,012
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	2.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Policy Value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.49%
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company assets.
Optional Benefits Maximum [Percent]	0.20%
Lowest Annual Cost [Dollars]	$ 422
Highest Annual Cost [Dollars]	$ 1,012
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Policy Tax Information
Risks Associated with Investment Options
●An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
●Each Investment Option, has its own unique risks.
●You should review the prospectuses for the available Portfolio
Companies before making an investment decision.
Principal Risks of Investing in the Policy Appendix: Portfolio Companies Available Under the Policy
Insurance Company Risks
Any obligations, guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about
Transamerica Life Insurance Company or Transamerica Financial Life
Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.
Principal Risks of Investing in the Policy Information About Us Financial Condition

Investment Restrictions [Text Block]	●We reserve the right to limit transfers in circumstances of large or frequent transfers.●We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.
Optional Benefit Restrictions [Text Block]	●Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.●We may stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.●If You purchase the Policy as an individual retirement account or through a tax qualified plan, You do not get any additional tax benefit.●You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if You take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica Capital, Inc. (“TCI”) is the principal underwriter and may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy You already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.
Item 4. Fee Table [Text Block]	ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES The following table describes the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to Your Policy specification page for information about the specific fees You will pay each year based on the options You have elected. The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between Investment Options. State premium taxes may also be deducted. Transaction Expenses:
Sales Load Imposed On Purchase Payments	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered or withdrawn)(1)	0%
Special Service Fee(2)	$50
The next table describes the fees and expenses that You will pay each year during the time that You own the Policy, not including underlying fund portfolio fees and expenses. Annual Contract Expenses:
Annual Service Charge(3)	$25
Base Contract Expenses(as a percentage, annually, of average Policy Value)(4):	0.30%
Optional Benefit Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Policy Value)(4)	0.20%
Notes to Fee Table Transaction Expenses: 1) Maximum Surrender Charge: This product does not have a surrender charge. 2) Special Service Fee: We currently deduct a charge for overnight delivery and duplicate policies.  We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above. 3) Annual Service Charge: The annual service charge of $25 is assessed on each Policy anniversary and at the time of surrender. The charge is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $25,000. The annual service charge is the lesser of $25 per Policy Year or 2% of the Policy Value. Annual Contract Expenses: 4) Base Contract Expenses: Base contract expenses consist of the Mortality & Expense Risk Fee and the Administrative Fee Mortality and Expense Risk and Administrative Fee: The mortality and expense risk and administrative fee shown is for both the accumulation phase and income phase, and is for the Policy Value death benefit. The mortality and expense risk charge will not be greater than 0.20% (as shown in the table); however, the fee may be assessed at a lower rate for certain periods. Currently the daily mortality and expense risk charge will be assessed at a rate corresponding to an annual charge of 0.17% Optional Benefit Separate Account Expenses: Any optional benefit Separate Account expense is in addition to the mortality and expense risk and administrative fees.  Annual Portfolio Company Expenses: The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table. The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses may be found under Appendix: Portfolio Companies Available Under the Policy.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.11%	0.49%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, and other expenses, after any waivers or expense reimbursements	0.11%	0.31%
Expense Example(1): The following Example is intended to help You compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and annual Portfolio Company operating expenses. The Example assumes that You invest $100,000 in the Policy for the time periods indicated. The Example also assumes that Your Policy has a 5% return each year and assumes the most expensive combination of annual Portfolio Company expenses and optional benefits available for an additional charge. This includes the maximum Portfolio Company expenses and Return of Premium death benefit. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be: If the Policy is surrendered or Annuitized at the end of the applicable time period or if You do not surrender Your Policy:
1 Year	$1,012
3 Years	$3,159
5 Years	$5,482
10 Years	$12,154
(1)Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, Your rate of return may be more or less than the 5% assumed in the Examples. The Example does not reflect premium tax charges or special service fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the Policy.
Transaction Expenses [Table Text Block]	Transaction Expenses:
Sales Load Imposed On Purchase Payments	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered or withdrawn)(1)	0%
Special Service Fee(2)	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]	1) Maximum Surrender Charge: This product does not have a surrender charge.
Other Transaction Fee, Current [Dollars]	$ 50
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	2) Special Service Fee: We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
Annual Contract Expenses [Table Text Block]
Annual Service Charge(3)	$25
Base Contract Expenses(as a percentage, annually, of average Policy Value)(4):	0.30%
Optional Benefit Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Policy Value)(4)	0.20%

Administrative Expense, Current [Dollars]	$ 25
Administrative Expense, Footnotes [Text Block]	3) Annual Service Charge: The annual service charge of $25 is assessed on each Policy anniversary and at the time of surrender. The charge is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $25,000. The annual service charge is the lesser of $25 per Policy Year or 2% of the Policy Value.
Base Contract Expense (of Average Account Value), Current [Percent]	0.30%
Base Contract Expense, Footnotes [Text Block]	) Base Contract Expenses:Base contract expenses consist of the Mortality & Expense Risk Fee and the Administrative Fee Mortality and Expense Risk and Administrative Fee: The mortality and expense risk and administrative fee shown is for both the accumulation phase and income phase, and is for the Policy Value death benefit. The mortality and expense risk charge will not be greater than 0.20% (as shown in the table); however, the fee may be assessed at a lower rate for certain periods. Currently the daily mortality and expense risk charge will be assessed at a rate corresponding to an annual charge of 0.17%
Optional Benefit Expense, Footnotes [Text Block]	Optional Benefit Separate Account Expenses: Any optional benefit Separate Account expense is in addition to the mortality and expense risk and administrative fees.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.11%	0.49%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, and other expenses, after any waivers or expense reimbursements	0.11%	0.31%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	0.49%
Surrender Example [Table Text Block]
1 Year	$1,012
3 Years	$3,159
5 Years	$5,482
10 Years	$12,154

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,012
Surrender Expense, 3 Years, Maximum [Dollars]	3,159
Surrender Expense, 5 Years, Maximum [Dollars]	5,482
Surrender Expense, 10 Years, Maximum [Dollars]	12,154
Annuitized Expense, 1 Year, Maximum [Dollars]	1,012
Annuitized Expense, 3 Years, Maximum [Dollars]	3,159
Annuitized Expense, 5 Years, Maximum [Dollars]	5,482
Annuitized Expense, 10 Years, Maximum [Dollars]	12,154
No Surrender Expense, 1 Year, Maximum [Dollars]	1,012
No Surrender Expense, 3 Years, Maximum [Dollars]	3,159
No Surrender Expense, 5 Years, Maximum [Dollars]	5,482
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 12,154
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks. Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus. Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds. Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions. Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals. Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments. Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise. Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Cybersecurity and Certain Business Continuity Risks Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information. Business Continuity Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Policy The following table summarizes information about the benefits available under the Policy.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.20% annually of average Policy Value
●Available only at time of
purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 86 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●Terminates upon
Annuitization.
●May not be available in all
states.

Dollar Cost Averaging Program	Allows you to automatically make transfers into one or more Subaccounts.	Standard	No charge	●A minimum of $500 per transfer is required. ●Minimum and maximum number of transfers. ●May not be available in all states.
Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge	●Can be stopped at any time. ●You can choose to rebalance monthly, quarterly, semi-annually, or annually.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
●Subject to $40 minimum
withdrawals.
●Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
●Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.20% annually of average Policy Value
●Available only at time of
purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 86 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●Terminates upon
Annuitization.
●May not be available in all
states.

Dollar Cost Averaging Program	Allows you to automatically make transfers into one or more Subaccounts.	Standard	No charge	●A minimum of $500 per transfer is required. ●Minimum and maximum number of transfers. ●May not be available in all states.
Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge	●Can be stopped at any time. ●You can choose to rebalance monthly, quarterly, semi-annually, or annually.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
●Subject to $40 minimum
withdrawals.
●Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
●Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit Expense, Footnotes [Text Block]	Optional Benefit Separate Account Expenses: Any optional benefit Separate Account expense is in addition to the mortality and expense risk and administrative fees.
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus. Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89390D540?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205. The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio Advised by: Dimensional Fund Advisors LP	0.49%	20.14%	12.74%	N/A
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio - Institutional Class Advised by: Dimensional Fund Advisors LP	0.21%	5.05%	0.58%	1.29%
To see total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio Advised by: Dimensional Fund Advisors LP	0.44%	14.72%	8.93%	6.07%
To achieve long-term capital appreciation.	DFA VA International Small Portfolio Advised by: Dimensional Fund Advisors LP	0.40%	14.11%	7.86%	4.89%
To achieve long-term capital appreciation.	DFA VA International Value Portfolio Advised by: Dimensional Fund Advisors LP	0.27%	17.86%	8.87%	4.16%
To achieve a stable real return in excess of the rate of inflation with minimum risk.	DFA VA Short-Term Fixed Portfolio Advised by: Dimensional Fund Advisors LP	0.12%	4.98%	1.33%	1.05%
To achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio Advised by: Dimensional Fund Advisors LP	0.21%	10.92%	10.71%	8.10%
To achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio Advised by: Dimensional Fund Advisors LP	0.29%	20.03%	15.40%	9.00%
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Initial Class(3) Advised by: SSGA Funds Management, Inc.	0.13%	25.73%	15.20%	N/A
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company, LLP	0.21%	14.33%	9.59%	7.89%
To provide long-term capital appreciation.	Vanguard® VIF Capital Growth Portfolio Advised by: PRIMECAP Management Company	0.34%	27.98%	14.33%	12.85%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.13%	12.51%	5.60%	4.84%
PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
To provide long-term capital appreciation and income.	Vanguard® VIF Diversified Value Portfolio Advised by: Barrow, Hanley, Mewhinney, & Strauss, LLC	0.29%	20.13%	14.28%	9.27%
To provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® VIF Equity Income Portfolio Advised by: Wellington Management Company, LLP and Vanguard's Equity Investment Group	0.29%	8.10%	11.57%	9.53%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® VIF Equity Index Portfolio Advised by: Wellington Management Company, LLP and Vanguard's Equity Investment Group	0.14%	26.11%	15.52%	11.88%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® VIF Global Bond Index Portfolio Advised by: The Vanguard Group, Inc.	0.13%	6.52%	1.00%	N/A
Seeks to provide long-term capital appreciation.	Vanguard® VIF Growth Portfolio Advised by: Jackson Square Partners, Wellington Management Company, LLP	0.33%	40.13%	16.08%	12.88%
Seeks to provide a high level of current income.	Vanguard® VIF High Yield Bond Portfolio Advised by: Wellington Management Company, LLP	0.24%	11.66%	5.13%	4.34%
Seeks to provide long-term capital appreciation.	Vanguard® VIF International Portfolio Advised by: Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: Vanguard Equity Investment Group	0.17%	15.83%	12.56%	9.27%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.13%	15.55%	7.78%	6.19%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® VIF Money Market Portfolio(2) Advised by: Vanguard's Fixed Income Group	0.15%	5.05%	1.86%	1.30%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.	Vanguard® VIF Real Estate Index Portfolio Advised by: Vanguard Equity Investment Group	0.26%	11.70%	7.18%	7.29%
Seeks to provide current income while maintaining limited price volatility.	Vanguard® VIF Short-Term Investment-Grade Portfolio Advised by: Vanguard's Fixed Income Group	0.14%	6.16%	2.13%	1.93%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® VIF Total Bond Market Index Portfolio Advised by: Vanguard's Fixed Income Group	0.14%	5.58%	1.04%	1.71%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® VIF Total International Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.11%	15.55%	7.31%	N/A
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® VIF Total Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.13%	25.95%	14.93%	11.29%
(1)Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your financial PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)intermediary to decide which Subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance. (2)There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.There are no Portfolios that have been closed to new investments or new investors.
Prospectuses Available [Text Block]	The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus. Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89390D540?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205. The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio Advised by: Dimensional Fund Advisors LP	0.49%	20.14%	12.74%	N/A
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio - Institutional Class Advised by: Dimensional Fund Advisors LP	0.21%	5.05%	0.58%	1.29%
To see total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio Advised by: Dimensional Fund Advisors LP	0.44%	14.72%	8.93%	6.07%
To achieve long-term capital appreciation.	DFA VA International Small Portfolio Advised by: Dimensional Fund Advisors LP	0.40%	14.11%	7.86%	4.89%
To achieve long-term capital appreciation.	DFA VA International Value Portfolio Advised by: Dimensional Fund Advisors LP	0.27%	17.86%	8.87%	4.16%
To achieve a stable real return in excess of the rate of inflation with minimum risk.	DFA VA Short-Term Fixed Portfolio Advised by: Dimensional Fund Advisors LP	0.12%	4.98%	1.33%	1.05%
To achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio Advised by: Dimensional Fund Advisors LP	0.21%	10.92%	10.71%	8.10%
To achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio Advised by: Dimensional Fund Advisors LP	0.29%	20.03%	15.40%	9.00%
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Initial Class(3) Advised by: SSGA Funds Management, Inc.	0.13%	25.73%	15.20%	N/A
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company, LLP	0.21%	14.33%	9.59%	7.89%
To provide long-term capital appreciation.	Vanguard® VIF Capital Growth Portfolio Advised by: PRIMECAP Management Company	0.34%	27.98%	14.33%	12.85%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.13%	12.51%	5.60%	4.84%
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
To provide long-term capital appreciation and income.	Vanguard® VIF Diversified Value Portfolio Advised by: Barrow, Hanley, Mewhinney, & Strauss, LLC	0.29%	20.13%	14.28%	9.27%
To provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® VIF Equity Income Portfolio Advised by: Wellington Management Company, LLP and Vanguard's Equity Investment Group	0.29%	8.10%	11.57%	9.53%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® VIF Equity Index Portfolio Advised by: Wellington Management Company, LLP and Vanguard's Equity Investment Group	0.14%	26.11%	15.52%	11.88%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® VIF Global Bond Index Portfolio Advised by: The Vanguard Group, Inc.	0.13%	6.52%	1.00%	N/A
Seeks to provide long-term capital appreciation.	Vanguard® VIF Growth Portfolio Advised by: Jackson Square Partners, Wellington Management Company, LLP	0.33%	40.13%	16.08%	12.88%
Seeks to provide a high level of current income.	Vanguard® VIF High Yield Bond Portfolio Advised by: Wellington Management Company, LLP	0.24%	11.66%	5.13%	4.34%
Seeks to provide long-term capital appreciation.	Vanguard® VIF International Portfolio Advised by: Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: Vanguard Equity Investment Group	0.17%	15.83%	12.56%	9.27%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.13%	15.55%	7.78%	6.19%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® VIF Money Market Portfolio(2) Advised by: Vanguard's Fixed Income Group	0.15%	5.05%	1.86%	1.30%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.	Vanguard® VIF Real Estate Index Portfolio Advised by: Vanguard Equity Investment Group	0.26%	11.70%	7.18%	7.29%
Seeks to provide current income while maintaining limited price volatility.	Vanguard® VIF Short-Term Investment-Grade Portfolio Advised by: Vanguard's Fixed Income Group	0.14%	6.16%	2.13%	1.93%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® VIF Total Bond Market Index Portfolio Advised by: Vanguard's Fixed Income Group	0.14%	5.58%	1.04%	1.71%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® VIF Total International Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.11%	15.55%	7.31%	N/A
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® VIF Total Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.13%	25.95%	14.93%	11.29%

Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Adviser [Text Block]	SSGA Funds Management, Inc.
Benefits Available for Portfolio Companies [Table Text Block]	APPENDIX Designated Investment Options The table below identifies the Designated Investment Options available for use with the Return of Premium Death Benefit.
Return of Premium Death Benefit
Subaccounts
DFA VA Equity Allocation Portfolio	√
DFA VA Global Bond Portfolio - Institutional Class	√
DFA VA Global Moderate Allocation Portfolio	√
DFA VA International Small Portfolio	√
DFA VA International Value Portfolio	√
DFA VA Short-Term Fixed Portfolio	√
DFA VA U.S. Large Value Portfolio	√
DFA VA U.S. Large Value Portfolio	√
Vanguard® VIF Balanced Portfolio	√
Vanguard® VIF Capital Growth Portfolio	√
Vanguard® VIF Conservative Allocation Portfolio	√
Vanguard® VIF Diversified Value Portfolio	√
Vanguard® VIF Equity Income Portfolio	√
Vanguard® VIF Equity Index Portfolio	√
Vanguard® VIF Global Bond Index Portfolio	√
Vanguard® VIF Growth Portfolio	√
Vanguard® VIF High Yield Bond Portfolio	√
Vanguard® VIF International Portfolio	√
Vanguard® VIF Mid-Cap Index Portfolio	√
Vanguard® VIF Moderate Allocation Portfolio	√
Vanguard® VIF Money Market Portfolio	√
Vanguard® VIF Real Estate Index Portfolio	√
Vanguard® VIF Short-Term Investment-Grade Portfolio	√
Vanguard® VIF Total Bond Market Index Portfolio	√
Vanguard® VIF Total International Stock Market Index Portfolio	√
Vanguard® VIF Total Stock Market Index Portfolio	√
Certain designated Investment Options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated Investment Option at any time. In some cases, a designated Investment Option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated Investment Option, please contact Your financial intermediary or our Administrative Office.
TA Advisory Annuity | RisksOfAnIncreaseInCurrentFeesAndExpensesMember
Prospectus:
Principal Risk [Text Block]	Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
TA Advisory Annuity | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds.
TA Advisory Annuity | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions.
TA Advisory Annuity | RiskAssociatedWithElectionOfOptionalBenefitsMember
Prospectus:
Principal Risk [Text Block]	Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals.
TA Advisory Annuity | RisksOfManagingGeneralAccountAssetsMember
Prospectus:
Principal Risk [Text Block]	Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
TA Advisory Annuity | InsuranceCompanyInsolvencyMember
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
TA Advisory Annuity | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
TA Advisory Annuity | CybersecurityAndCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information.
TA Advisory Annuity | BusinessContinuityMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
TA Advisory Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy.
Principal Risk [Text Block]	There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks. Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus.
TA Advisory Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.The benefits of tax deferral and living benefit protection also means the Policy is more beneficial to investors with a long time horizon.
TA Advisory Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy.●Each Investment Option, has its own unique risks.●You should review the prospectuses for the available Portfolio Companies before making an investment decision.
TA Advisory Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.
TA Advisory Annuity | DFAVAEquityAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA Equity Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	12.74%
TA Advisory Annuity | DFAVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Portfolio Company Name [Text Block]	DFA VA Global Bond Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
TA Advisory Annuity | DFAVAGlobalModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To see total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
TA Advisory Annuity | DFAVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
TA Advisory Annuity | DFAVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
TA Advisory Annuity | DFAVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve a stable real return in excess of the rate of inflation with minimum risk.
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
TA Advisory Annuity | DFAVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
TA Advisory Annuity | DFAVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
TA Advisory Annuity | TransamericaSP500IndexVPInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.73%
Average Annual Total Returns, 5 Years [Percent]	15.20%
TA Advisory Annuity | VanguardVIFBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation and reasonable current income.
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
TA Advisory Annuity | VanguardVIFCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
TA Advisory Annuity | VanguardVIFConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
TA Advisory Annuity | VanguardVIFDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation and income.
Portfolio Company Name [Text Block]	Vanguard® VIF Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Barrow, Hanley, Mewhinney, & Strauss, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
TA Advisory Annuity | VanguardVIFEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard's Equity Investment Group
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
TA Advisory Annuity | VanguardVIFEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard's Equity Investment Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
TA Advisory Annuity | VanguardVIFGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	1.00%
TA Advisory Annuity | VanguardVIFGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF Growth Portfolio
Portfolio Company Adviser [Text Block]	Jackson Square Partners, Wellington Management Company, LLP
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]	12.88%
TA Advisory Annuity | VanguardVIFHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of current income.
Portfolio Company Name [Text Block]	Vanguard® VIF High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	4.34%
TA Advisory Annuity | VanguardVIFInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
TA Advisory Annuity | VanguardVIFMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Equity Investment Group
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
TA Advisory Annuity | VanguardVIFModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and a low to moderate level of current income.
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.19%
TA Advisory Annuity | VanguardVIFMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining liquidity and a stable share price of $1.
Portfolio Company Name [Text Block]	Vanguard® VIF Money Market Portfolio
Portfolio Company Adviser [Text Block]	Vanguard's Fixed Income Group
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	1.30%
TA Advisory Annuity | VanguardVIFRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Equity Investment Group
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
TA Advisory Annuity | VanguardVIFShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining limited price volatility.
Portfolio Company Name [Text Block]	Vanguard® VIF Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	Vanguard's Fixed Income Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
TA Advisory Annuity | VanguardVIFTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard's Fixed Income Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
TA Advisory Annuity | VanguardVIFTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Portfolio Company Name [Text Block]	Vanguard® VIF Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	7.31%
TA Advisory Annuity | VanguardVIFTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
TA Advisory Annuity | TransamericaSP500IndexVPMember
Prospectus:
Portfolio Company Name [Text Block]	Transamerica S&P 500 Index VP - Initial Class
Portfolio Company Adviser [Text Block]	SSGA Funds Management, Inc.
TA Advisory Annuity | ReturnofPremiumDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	●Available only at time of purchase.●Cannot change death benefit once elected.●Not available if You or Annuitant is 86 or older on Policy Date.●Must allocate 100% of Policy Value to designated Investment Options.●Withdrawals can significantly reduce benefit value or terminate benefit.●Terminates upon Annuitization.●May not be available in all states.
Name of Benefit [Text Block]	Return of Premium Death Benefit
TA Advisory Annuity | DollarCostAveragingProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to automatically make transfers into one or more Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●A minimum of $500 per transfer is required.●Minimum and maximum number of transfers.●May not be available in all states.
Name of Benefit [Text Block]	Dollar Cost Averaging Program
TA Advisory Annuity | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the amounts in Your Subaccountsto maintain Your desired asset allocation percentages.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Can be stopped at any time.●You can choose to rebalance monthly, quarterly, semi-annually, or annually.
Name of Benefit [Text Block]	Asset Rebalancing
TA Advisory Annuity | SystematicPayoutOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Payout Option
Purpose of Benefit [Text Block]	Provides monthly, quarterly, semi-annual or annual withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Subject to $40 minimum withdrawals.●Systematic withdrawals in excess of cumulative interest credited from Guaranteed Period Options may be subject to Excess Interest Adjustment.●Systematic withdrawals can significantly reduce benefit value or terminate benefit.
Name of Benefit [Text Block]	Systematic Payout Option
TA Advisory Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	DEATH BENEFIT We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus. We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of death for their share of the Death Proceeds. We will not pay any remaining beneficiary(ies) their share(s) until we receive due proof of death for their share(s) of the Death Proceeds. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” Abandoned or Unclaimed Property. Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See Sending Forms and Transaction Requests in Good Order. The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions. We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate). When We Pay A Death Benefit We will pay a death benefit IF: ●You are both the Annuitant and sole Owner of the Policy; and●You die before the Annuity Commencement Date.We will pay a death benefit to You (Owner) IF: ●You are not the Annuitant; and●the Annuitant dies before the Annuity Commencement Date.Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation). If the designated beneficiary receiving the death benefit is the surviving spouse of the deceased, then he or she may elect, if eligible, to continue the Policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. When We Do Not Pay A Death Benefit We will not pay a death benefit IF: ●You are the Owner but not the Annuitant; and●You die prior to the Annuity Commencement Date.Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the Policy Value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code. Deaths After the Annuity Commencement Date The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option. IF: ●You are not the Annuitant; and●You die on or after the Annuity Commencement Date; and●the entire guaranteed amount in the Policy has not been paid;THEN: ●the remaining portion of such guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.IF: ●You are the Owner and Annuitant; and●You die after the Annuity Commencement Date; and●the Annuity Payment Option You selected did not have or no longer has a guaranteed period;THEN: ●no additional payments will be made.Owner Death If an Owner (who is not the Annuitant) dies during the accumulation phase, the Policy Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death: ●any surviving Owner(s);●primary beneficiary(ies);●contingent beneficiary(ies); or●deceased Owner's estate.Spousal Continuation If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the Policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable Investment Option in the ratio that the Policy Value in the Investment Option bears to the total Policy Value. The terms and conditions of the Policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the Policy. For purposes of the death benefit on the continued Policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the Policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses. For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the Policy. For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the Policy. Amount of Death Benefit Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, You choose when You buy the Policy. The “base Policy” death benefit will generally be the greatest of: ●the Policy Value on the date we receive the required information in good order at our Administrative Office; and●the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid. Please see Appendix - Death Benefit for illustrative examples regarding death benefit calculations.Please note: The death benefit terminates upon Annuitization. Guaranteed Minimum Death Benefit The guaranteed minimum death benefit terminates upon Annuitization and there is a mandatory Annuity Commencement Date. On the Policy application, You may generally choose a guaranteed minimum death benefit, Return of Premium (age limitations may apply) for an additional fee. After the Policy is issued, You cannot make an election and the death benefit cannot be changed. Return of Premium Death Benefit The Return of Premium Death Benefit is equal to: ●total premium payments; minus●any adjusted withdrawals (please see Appendix - Death Benefit) as of the date of death; minus●withdrawals from the date of death to the date the death benefit is paid.This benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES. Designated Investment Options. If You elected the Return of Premium Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See Appendix – Designated Investment Options for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit. Please note: ●All Policy Value must be allocated to one or more designated Investment Options.●You may transfer amounts among the designated investment options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.●You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.The Guaranteed Minimum Death Benefit may not be available for all policies, in all states, at all times or through all financial intermediaries. Once you elect a death benefit and your policy is issued, your death benefit cannot be changed new sales.Adjusted Withdrawal When You request a withdrawal, Your guaranteed minimum death benefit will be reduced by an amount called the adjusted withdrawal. Under certain circumstances, the adjusted withdrawal may be more than the dollar amount of Your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. It is also possible that if a death benefit is paid after You have taken a withdrawal, then the total amount paid could be less than the total premium payments. The formula used to calculate the adjusted withdrawal amount is: adjusted withdrawal = amount of the withdrawal x (the current Death Proceeds prior to the withdrawal / Policy Value prior to the withdrawal). We have included a detailed explanation of this adjustment with examples in the Appendix - Death Benefit. This is referred to as “adjusted withdrawal” in Your Policy. If You have a qualified Policy, minimum required distributions rules may require You to request a withdrawal.